Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Deferred Tax Assets [Abstract]
At beginning of year	RM 74,000	$ 18,222	RM 74,000
Recognised in profit or loss	101,810	25,070
At end of year	RM 175,810	$ 43,292	RM 74,000